Borrowings (Details Narrative) $ in Millions		12 Months Ended
	Mar. 07, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Mar. 07, 2024 USD ($)	Mar. 07, 2024 ARS ($)	Jan. 30, 2024 USD ($)	Dec. 31, 2023 ARS ($)	Mar. 07, 2023 USD ($)	Dec. 31, 2022 ARS ($)
IfrsStatementLineItems [Line Items]
Fair values of noncurrent borrowings						$ 94,623.4		$ 43,689.1
Class two corporate notes [member]
IfrsStatementLineItems [Line Items]
Notes payable face value							$ 30,000,000
Notes and debentures issued							$ 30,945,000
Disbursed as issuance expenses	$ 480.0
Settled nominal value		$ 32,766,541
Outstanding nominal value		$ 27,233,459
Class three and class four corporate notes [member]
IfrsStatementLineItems [Line Items]
Aggregate nominal value			$ 95,762,688	$ 3,577.0
Class three and class four corporate notes [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Aggregate nominal value					$ 60,000,000
Class three and class four corporate notes [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Aggregate nominal value					$ 100,000,000
Class Three Corporat Notes [Member]
IfrsStatementLineItems [Line Items]
Exchange ratio, description		The Class No. 3 Corporate Notes were paid-in in accordance with the following detail: (i) USD 34,157,571 relates to the Integration in Kind Tranche through the delivery of Class 2 Corporate Notes at the Exchange Ratio; and (ii) USD 61,605,117 relates to the Regular Integration Tranche.